Cover	Feb. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 21, 2024
Entity File Number	000-55329
Entity Registrant Name	CLEARTRONIC, INC.
Entity Central Index Key	0001362516
Entity Tax Identification Number	65-0958798
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	28050 US Hwy 19 N
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33761
City Area Code	813
Local Phone Number	289-7620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false